FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2019
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.05%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	3.37%
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.42%
Probable | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	4.0307
Probable | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	4.5102
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.06%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	4.21%
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	8.03%
25% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	5.0384
25% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	5.6377
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	6.07%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	5.05%
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	9.63%
50% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	6.0461
50% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6.7652